CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net decrease (increase) in cash and cash equivalents	$ (12,230)	$ (30,090)	$ (4,649)
Cash and cash equivalents at beginning of the year	17,670
Cash and cash equivalents at end of the year	5,448	17,670
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net cash used in operating activities	(12,259)	(135,484)	(2,606)
Net cash (used in) provided by investing activities	9,925	33,227	(1,842)
Net cash provided by financing activities	2,345	101,873	4,081
Net decrease (increase) in cash and cash equivalents	11	(384)	(367)
Cash and cash equivalents at beginning of the year	126	510	877
Cash and cash equivalents at end of the year	$ 137	$ 126	$ 510